March 1, 2011

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Principal Funds, Inc. (the "Fund") File Nos. 033-59474, 811-07572

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the form of Prospectus for Classes A, B, and C that would have been filed under 1933 Act
Rule 497(b) or (c) would not have differed from those contained in the Fund's most recent post-
effective amendment to its registration statement on Form N-1A. That post-effective amendment (#90)
was filed electronically with the Securities and Exchange Commission on February 23, 2011
(Accession #0000898745-11-000041).

If you have any questions regarding this filing, please call me at 515-235-9154.

Very truly yours,

/s/ Jennifer A. Mills

Jennifer A. Mills
Assistant Counsel
Principal Funds, Inc.

JAM/ka

March 1, 2011

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Principal Funds, Inc. (the "Fund") File Nos. 033-59474, 811-07572

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the form of Prospectus for Institutional Class that would have been filed under 1933 Act Rule
497(b) or (c) would not have differed from those contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment (#91) was filed electronically with the Securities and Exchange Commission on February 23, 2011 (Accession
#0000898745-11-000042).

If you have any questions regarding this filing, please call me at 515-235-9154.

Very truly yours,

/s/ Jennifer A. Mills

Jennifer A. Mills
Assistant Counsel
Principal Funds, Inc.

JAM/ka

March 1, 2011

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Principal Funds, Inc. (the "Fund") File Nos. 033-59474, 811-07572

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the form of Prospectus for Class J that would have been filed under 1933 Act Rule 497(b) or
(c) would not have differed from those contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment (#89) was filed electronically with the Securities and Exchange Commission on February 23, 2011 (Accession
#0000898745-11-000040).

If you have any questions regarding this filing, please call me at 515-235-9154.

Very truly yours,

/s/ Jennifer A. Mills

Jennifer A. Mills
Assistant Counsel
Principal Funds, Inc.

JAM/ka

March 1, 2011

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Principal Funds, Inc. (the "Fund") File Nos. 033-59474, 811-07572

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the form of Prospectus for Class P that would have been filed under 1933 Act Rule 497(b) or
(c) would not have differed from those contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment (#93) was filed electronically with the Securities and Exchange Commission on February 23, 2011 (Accession
#0000898745-11-000044).

If you have any questions regarding this filing, please call me at 515-235-9154.

Very truly yours,

/s/ Jennifer A. Mills

Jennifer A. Mills
Assistant Counsel
Principal Funds, Inc.

JAM/ka

March 1, 2011

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Principal Funds, Inc. (the "Fund") File Nos. 033-59474, 811-07572

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the form of Prospectus for R-1, R-2, R-3, R-4 and R-5 Classes that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from those contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment (#92) was filed electronically with the Securities and Exchange Commission on
February 23, 2011 (Accession #0000898745-11-000043).

If you have any questions regarding this filing, please call me at 515-235-9154.

Very truly yours,

/s/ Jennifer A. Mills

Jennifer A. Mills
Assistant Counsel
Principal Funds, Inc.

JAM/ka